PROSPECTUS

                                STI CLASSIC FUNDS

                                   FLEX SHARES

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                                HIGH INCOME FUND
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                                January 24, 2000

                         INVESTMENT ADVISER TO THE FUND:

                         TRUSCO CAPITAL MANAGEMENT, INC.

[LOGO OMITTED]

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  SHARES OF THE FUND MAY NOT BE OFFERED OR SOLD
                            PRIOR TO MARCH 28, 2000.

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                           HOW TO READ THIS PROSPECTUS

FLEX SHARES

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Flex Shares of the High Income Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


     PRINCIPAL INVESTMENT STRATEGIES, RISKS AND EXPENSES .................... 3
     MORE INFORMATION ABOUT RISK ............................................ 6
     THE FUND'S OTHER INVESTMENTS ........................................... 6
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGER ........................... 6
     PURCHASING, SELLING AND EXCHANGING FUND SHARES ......................... 7
     DIVIDENDS AND DISTRIBUTIONS AND TAXES ..................................10
     HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS .....Back Cover

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      2

                             RISK/RETURN INFORMATION

      The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

      The Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that she believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

      The value of your investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


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HIGH INCOME FUND
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FUND SUMMARY
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INVESTMENT GOALS
  PRIMARY                          High current income
  SECONDARY                        Total return
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INVESTMENT FOCUS                   High yield corporate, government, and other
                                   debt instruments of U.S. and non U.S. issuers
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SHARE PRICE VOLATILITY             High
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PRINCIPAL INVESTMENT STRATEGY      Attempts to identify lower-rated securities
                                   offering high current income of issuers
                                   generating adequate cash flow to meet
                                   their obligations
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INVESTOR PROFILE                   Investors who seek high current income and
                                   who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments
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INVESTMENT STRATEGY
The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower rated income producing securities of U.S. and non-U.S. issuers. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated as "non-investment grade" by Moody's Investor Services, Inc. or by Standard & Poor's Rating Services or in unrated securities if, in the Adviser's opinion, they are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds (i.e. rated BBB- or above by S&P or Baa3 or above by Moody's). In selecting debt securities for the Fund the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?
The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

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Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

PERFORMANCE INFORMATION

As of January 24, 2000, the High Income Fund had not commenced operations and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

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SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
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                                       FLEX
                                      SHARES
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Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           None

Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value)*                           2.00%
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* THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR
  PURCHASE. SEE "SELLING FUND SHARES."
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ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
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                                        FLEX
                                       SHARES
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Investment Advisory Fees                0.80%
Distribution and Service (12b-1) Fees   1.00%
Other Expenses*                         0.35%
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Total Annual Fund
Operating Expenses                      2.15%
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* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

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EXAMPLE
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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

              1 YEAR         3 YEARS
               $424           $673

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

              1 YEAR         3 YEARS
               $218           $673
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FUND EXPENSES
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Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest estimated expenses that could be currently charged to the Fund. Actual expenses are expected to be lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ESTIMATED ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE 0.65%, 0.40% AND 1.40%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

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MORE INFORMATION ABOUT RISK

FIXED INCOME RISK -- The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

FOREIGN SECURITY RISKS -- Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

THE FUND'S OTHER INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc., (Trusco) 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the High Income Fund. As of July 1, 1999, Trusco had approximately $30 billion in assets under management.

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGER

Ms. Agnes G. Pampush, First Vice President, has served as a fixed income portfolio manager at Trusco since 1988. She has managed the High Income Fund since its inception. She is a Chartered Financial Analyst and has more than 16 years of investment experience.

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PURCHASING, SELLING AND
EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Fund. Shares of the Fund may not be offered or sold prior to March 28, 2000.

HOW TO PURCHASE FUND SHARES

A SunTrust Securities Investment Consultant can assist you in opening a brokerage account which will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Fund by:

[BULLET]  Mail
[BULLET]  Telephone (1-800-874-4770)
[BULLET]  Wire
[BULLET]  Automated Clearing House (ACH)

You may also buy shares through investment representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution directly and follow its procedures for Fund share transactions. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV for the Fund, generally the Fund must receive your purchase order before 4:00 p.m. Eastern time.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES AND
OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets in the Fund.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least:

CLASS                         DOLLAR AMOUNT
Flex Shares       $5,000 ($2,000 for retirement plans)

Your subsequent investment in the Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Fund may accept investments of smaller amounts for either class of shares at its discretion.

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FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-428-6970 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase Flex Shares automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $5,000 in the Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES - FLEX SHARES

You do not pay a sales charge when you purchase Flex Shares. The offering price of Flex Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a contingent deferred sales charge equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The contingent deferred sales charge will be waived if you sell your Flex Shares for the following reasons:

[Bullet] to make certain withdrawals from a retirement plan
         (not including IRAs);
[Bullet] because of death or disability; or [Bullet] for certain payments under the Systematic Withdrawal Plan
         (which is discussed later).

OFFERING PRICE OF FUND SHARES

The offering price of Flex Shares is simply the next calculated NAV.

HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust, you may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less, any applicable deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account.

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9
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RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimum is:

CLASS                                   DOLLAR AMOUNT
Flex Shares                                $5,000

But, the Fund will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange your shares on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15
DAYS). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

FLEX SHARES

You may exchange Flex Shares of the Fund for Flex Shares of any other Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

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10
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DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For Flex Shares, the maximum distribution fee is 1.00% of the average daily net assets of the Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income dividends daily and pays these dividends monthly.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                       10
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                                      NOTES

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                                      NOTES

                                      NOTES

STI CLASSIC FUNDS

INVESTMENT ADVISER
Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated January 24, 2000, includes detailed information about the STI Classic High Income Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-874-4770
BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, PA 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.